NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	ASSET MANAGEMENT - 4.5%
2,200	Blackrock, Inc.	$ 2,479,708
23,500	KKR & Company, Inc.	3,278,015
		5,757,723
	AUTOMOTIVE - 1.1%
4,200	Tesla, Inc.(a)	1,402,254

	BANKING - 5.2%
55,500	Bank of America Corporation	2,816,070
12,500	JPMorgan Chase & Company	3,767,750
		6,583,820
	BEVERAGES - 0.8%
7,000	PepsiCo, Inc.	1,040,550

	BIOTECH & PHARMA - 2.9%
4,700	Amgen, Inc.	1,352,237
850	Eli Lilly & Company	622,693
9,500	Johnson & Johnson	1,683,115
		3,658,045
	CHEMICALS - 1.6%
2,700	Air Products and Chemicals, Inc.	794,097
1,500	Ecolab, Inc.	415,560
2,150	Sherwin-Williams Company	786,535
		1,996,192
	COMMERCIAL SUPPORT SERVICES - 1.4%
8,000	Waste Management, Inc.	1,811,120

	CONSTRUCTION MATERIALS - 0.3%
1,100	Vulcan Materials Company	320,276

	DATA CENTER REIT - 1.6%
12,300	Digital Realty Trust, Inc.	2,061,972

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
9,000	Honeywell International, Inc.	$ 1,975,500

	E-COMMERCE DISCRETIONARY - 4.5%
25,300	Amazon.com, Inc.(a)	5,793,700

	ELECTRIC UTILITIES - 1.0%
5,500	NextEra Energy, Inc.	396,275
9,150	Southern Company	844,545
		1,240,820
	ELECTRICAL EQUIPMENT - 2.2%
26,000	Amphenol Corporation, Class A	2,830,360

	HEALTH CARE FACILITIES & SERVICES - 0.8%
3,200	UnitedHealth Group, Inc.	991,584

	HOME CONSTRUCTION - 1.6%
27,500	Masco Corporation	2,018,225

	HOUSEHOLD PRODUCTS - 1.5%
12,125	Procter & Gamble Company	1,904,110

	INSTITUTIONAL FINANCIAL SERVICES - 4.4%
2,600	Goldman Sachs Group, Inc.	1,937,650
11,350	Intercontinental Exchange, Inc.	2,004,410
11,300	Morgan Stanley	1,700,424
		5,642,484
	INSURANCE - 2.0%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,565,198

	INTERNET MEDIA & SERVICES - 9.4%
27,800	Alphabet, Inc., Class A	5,918,898
5,500	Meta Platforms, Inc., Class A	4,062,850
1,700	Netflix, Inc.(a)	2,054,025
		12,035,773

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	LEISURE FACILITIES & SERVICES - 0.6%
2,600	McDonald's Corporation	$ 815,204

	MACHINERY - 3.0%
6,300	Caterpillar, Inc.	2,639,952
14,300	Ingersoll Rand, Inc.	1,135,849
		3,775,801
	MEDICAL EQUIPMENT & DEVICES - 4.5%
13,000	Abbott Laboratories	1,724,580
3,800	Danaher Corporation	782,116
4,300	Stryker Corporation	1,683,063
3,100	Thermo Fisher Scientific, Inc.	1,527,432
		5,717,191
	OIL & GAS PRODUCERS - 3.1%
6,600	Chevron Corporation	1,059,960
8,200	Exxon Mobil Corporation	937,178
34,400	Williams Companies, Inc.	1,991,072
		3,988,210
	RETAIL - CONSUMER STAPLES - 3.2%
1,400	Costco Wholesale Corporation	1,320,648
28,200	Walmart, Inc.	2,734,836
		4,055,484
	RETAIL - DISCRETIONARY - 3.6%
7,800	Home Depot, Inc.	3,172,806
10,600	TJX Companies, Inc.	1,448,066
		4,620,872
	SEMICONDUCTORS - 9.0%
66,000	NVIDIA Corporation	11,495,880

	SOFTWARE - 14.1%
4,400	Adobe, Inc.(a)	1,569,480
20,350	Microsoft Corporation	10,311,141
11,000	Oracle Corporation	2,487,430
3,200	Palo Alto Networks, Inc.(a)	609,664

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares				Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 14.1% (Continued)
11,900	Salesforce, Inc.			$ 3,049,375
				18,027,090
	SPECIALTY FINANCE - 1.2%
6,800	Capital One Financial Corporation			1,545,096

	TECHNOLOGY HARDWARE - 7.3%
40,200	Apple, Inc.			9,332,028

	TECHNOLOGY SERVICES - 1.6%
5,700	Visa, Inc., Class A			2,005,146

	TOTAL COMMON STOCKS (Cost $30,627,850)			127,007,708

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUND - 0.3%
323,018	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 4.15% (Cost $323,018)(b)			323,018

	TOTAL INVESTMENTS - 99.8% (Cost $30,950,868)			$ 127,330,726
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			312,159
	NET ASSETS - 100.0%			$ 127,642,885

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
30	CBOT 10 Year US Treasury Note	12/22/2025	$ 3,375,000	$ 7,968
6	CME E-Mini NASDAQ 100 Index Futures	09/22/2025	2,815,410	17,120
2	CME E-Mini Standard & Poor's 500 Index Futures	09/22/2025	647,275	38,365
	TOTAL FUTURES CONTRACTS			$ 63,453

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of August 31, 2025.